SHAREHOLDER'S CAPITAL - Option Activity (Details)		12 Months Ended
	Aug. 16, 2023 shares	Dec. 31, 2024 Option $ / shares shares
SHAREHOLDER'S CAPITAL
Number of share options outstanding at beginning of period | Option		22,278,582
Number of share options granted	500,000	500,000
Number of share options exercised | Option		(245,540)
Number of share options cancelled | shares		0
Number of share options outstanding at end of period | Option		22,533,042
Number of vested share options | Option		11,814,178
Weighted average exercise price of share options outstanding at beginning of period (US$ per share)		$ 32.59
Weighted average exercise price of share options granted (US$ per share)		43.31
Weighted average exercise price of share options exercised (US$ per share)		19
Weighted average exercise price of share options outstanding at end of period (US$ per share)		32.98
Weighted average exercise price of vested share options (US$ per share)		$ 32.31